Deferred tax - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Deferred tax assets	£ 2,032	£ 2,573
Deferred tax liabilities	10,343	11,679
Net deferred tax liability	8,311	9,106	£ 11,281
Net deferred tax assets	727	551
Undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised	800	1,200
Tax losses
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Net deferred tax liability	(689)	(378)	£ (373)
Net deferred tax assets	501	394
Excess of capital allowances over depreciation
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Net deferred tax assets	221	215
No expiry date
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Unused tax losses for which no deferred tax asset recognised	366	365
Unused tax credits for which no deferred tax asset recognised	80	80
Within next 20 years
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Unused tax losses for which no deferred tax asset recognised	£ 156	201
Within next 10 years
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Deductible temporary differences for which no deferred tax asset is recognised		£ 0
Profit growth rate
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Percentage of reasonably possible increase in unobservable input, assets	10.00%
Percentage of reasonably possible decrease in unobservable input, assets	10.00%
Forecast
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Utilisation period	7 years